Business And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Business And Significant Accounting Policies [Abstract]
Schedule Of Adoption Of Topic 842

At January 1, 2019
Operating Leases:
ROU assets:
Operating lease ROU and other assets	$82

Lease liabilities:
Operating lease and other current liabilities	$26
Employee benefit, operating lease and other obligations	56
Total operating lease liabilities	$82